Document and Entity Information	12 Months Ended
Dec. 31, 2022
Document and Entity Information [Abstract]
Document Type	DEF 14A
Entity Registrant Name	OLD NATIONAL BANCORP
Entity Central Index Key	0000707179
Amendment Flag	false